Provisions for judicial and administrative proceedings, commitments and other provisions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Legal proceedings provision [abstract]
Pension fund provisions and similar requirements	[1]	R$ 4,960,620	R$ 3,357,654	R$ 3,923,457
Provisions for lawsuits and administrative proceedings, commitments and other provisions		11,371,205	11,338,244	10,063,459
Judicial and administrative proceedings under the responsibility of former controlling stockholders (Note 15)		103,272	605,638	707,131
Judicial and administrative proceedings		9,226,735	9,507,240	8,365,320
Of which:
Civil		3,201,061	3,377,338	2,522,005
Labor		3,504,296	3,819,107	3,448,388
Tax and Social Security		2,521,378	2,310,795	2,394,927
Provisions for contingent commitments (Note 23.b)		683,918	626,267	0
Others provisions	[2]	1,357,280	599,099	991,008
Total		R$ 16,331,825	R$ 14,695,898	R$ 13,986,916

[1]	In the year ended December 31, 2018, there was an increase in the costing contribution established for a certain post-employment benefit plan, which is calculated as a percentage of the total monthly remuneration of members. This increase in contribution resulted in a decrease in the cost of past service, due to the change in the plan. The envisaged changes implied a reduction in the present value of the defined benefit plan obligations, which is supported by an actuarial assessment. In the Consolidated Statements of Income, this amount was recorded in the caption Provisions (Net).
[2]	In 2019, includes R$700,000 (2018 - R$126.561 and - R$287,446) relating to the expenses of projects aimed at improving operational productivity and efficiency.